Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Smaller Companies Fund	Dec. 30, 2022
Fidelity Japan Smaller Companies Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(0.53%)
Past 5 years	7.72%
Past 10 years	10.73%
Fidelity Japan Smaller Companies Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(3.16%)
Past 5 years	6.29%
Past 10 years	9.73%
Fidelity Japan Smaller Companies Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.41%
Past 5 years	6.05%
Past 10 years	8.81%
RS033
Average Annual Return:
Past 1 year	(1.99%)
Past 5 years	6.68%
Past 10 years	8.06%